UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM 10-D/A
Amendment No. 1
________________

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2006 to December 31, 2006

Commission File Number of issuing entity: 333-132242-01

CEF EQUIPMENT MIDTICKET LLC, SERIES 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132242

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GENERAL ELECTRIC CAPITAL CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

44 Old Ridgebury Road, Danbury, Connecticut	06810
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 796-5518
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2006-1 Asset Backed notes in the Classes Specified herein	[_____]	[_____]	[__X___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 9, 2007, a revision was made to the January 16, 2007 Monthly Noteholder’s Statement. The Noteholder’s Statement was revised to correct the “Lifetime CPR” percentage set forth on page 10 thereof. Payments to holders of the Series 2006-1 Notes made on January 16, 2007 were not affected. The revised Noteholder’s Statement is attached as an Exhibit to this Form 10-D/A. The response to Item 1 is set forth in part herein and in Exhibit 99.1

PART II - OTHER INFORMATION

Item 9. Exhibits.

(a) Documents filed as part of this report

Exhibit 99.1 Amended 2006-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C. (Depositor)

Dated: February 9, 2007	By:	/s/ Charles E. Rhodes
Name: Charles E. Rhodes
Title: Vice President and Secretary